Operating Costs (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating costs
Employee benefits	€ 30,286	€ 26,320	€ 23,836
External R&D costs	19,824	15,580	12,860
Laboratory costs and other consumables	3,111	2,709	2,840
Consultancy costs	6,307	4,447	2,620
Insurance costs	1,895	1,979	1,450
Depreciation	2,521	2,329	2,355
Patent and license expense	30	95	736
Other	5,544	6,129	5,123
Total operating costs	€ 69,518	€ 59,588	€ 51,820